The Patriot

                            Sentry Variable Account I

                                  Annual Report

                                December 31, 2003

A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series and Vanguard Variable Insurance Fund

Message to Shareholders

The economy strengthened in the first half of 2003 and expanded rapidly in the third quarter. The economic expansion pushed interest rates up in the second and third quarter, although rates still remain at low levels. The stock market anticipated stronger corporate earnings due to the economic recovery and made a strong showing during the second and third quarter.

Fiscal and monetary stimulus combined to drive Gross Domestic Product up to its highest levels in 20 years. The GDP increased at an annual rate of 7.2% in the third quarter. We do not believe this rate of growth is sustainable, but we do anticipate continued growth throughout 2004.

The economic expansion put upward pressure on interest rates. The yield on the 10-year treasury bond rose about 60 basis points during the third quarter. We expect continued upward pressure on rates as credit demands increase.

The stock market staged an outstanding comeback after three years of negative returns. The S&P 500 rose 14% through September and continued the rally through October. We believe the market is a bit ahead of the fundamentals at this juncture. We may see some retrenchment, but anticipate good stock market returns through at least the middle of 2004.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



Dale R. Schuh, CEO
Sentry Life Insurance Company




The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

Assets:

Investments at value:

Janus Aspen Series:
 Aspen Growth Portfolio, 1,235 shares (cost $25,693)                 $   23,743
 Aspen Mid Cap Growth Portfolio, 17,653 shares (cost $946,381)          377,771
 Aspen Worldwide Growth Portfolio, 42 shares (cost $916)                  1,090
 Aspen Balanced Portfolio, 276 shares (cost $5,853)                       6,337

T. Rowe Price Fixed Income Series, Inc.:
 Prime Reserve Portfolio, 67,433 shares (cost $67,433)                   67,433
 Limited Term Bond Portfolio, 21,971 shares (cost $109,940)             111,831

T. Rowe Price Equity Series, Inc.:
 Equity Income Portfolio, 5,746 shares (cost $105,435)                  116,018
 Personal Strategy Balanced Portfolio, 19,545 shares (cost $295,984)    315,254
 Mid-Cap Growth Portfolio, 431 shares (cost $6,746)                       8,571

Vanguard Variable Insurance Fund:
 Balanced Portfolio, 172 shares (cost $2,448)                             2,957
 Equity Index Portfolio, 120 shares (cost $2,487)                         3,200
 Small Company Growth Portfolio, 771 shares (cost $10,810)               13,034
 Mid-Cap Index Portfolio, 190 shares (cost $2,462)                        2,597
 REIT Index Portfolio, 261 shares (cost $3,345)                           4,203
                                                                     ----------

Net Assets                                                           $1,054,039
                                                                     ==========


The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                  For the Years ended December 31,
                               -------------------------------------------------------
                                 Janus Aspen         Janus Aspen       Janus Aspen
                                   Growth           Mid Cap Growth    Worldwide Growth
                               -----------------  ------------------ ------------------
                                 2003     2002      2003      2002      2003     2002
                                -------- -------- --------  --------  -------  -------
Investment Income:
  Dividends                       $ 20      $ -       $ -       $ -      $ 9     $ 50

Expenses:
  Mortality and expense risk        212      331     3,955     4,638        9       97
    charge                      -------- -------- --------  --------  -------  -------

Net investment income (loss)      (192)    (331)   (3,955)   (4,638)       -      (47)
                               --------  --------  --------  --------  -------  -------

Realized gains (losses)  on investments:
  Realized net investment gain     (62) (11,557)  (207,300) (243,757)     (1)  (6,715)
   (loss)
  Capital gain distributions         -        -         -         -        -        -
    received                   -------- --------  --------  --------  -------  -------

  Realized gain (loss) on investments
    and capital gain
    distributions, net             (62) (11,557)  (207,300) (243,757)     (1)  (6,715)

Unrealized appreciation
   (depreciation), net            5,732    1,607   320,704    86,543      191    3,658
                               -------- --------  --------  --------  -------  -------
Net increase (decrease) in net assets
   from operations             $  5,478 $(10,281) $109,449 $(161,852) $   190 $ (3,104)
                               ======== ========= ========  ========  ======= ========


                                  For the Years ended December 31,
                               ----------------------------------------
                                 Janus Aspen           Janus Aspen
                                   Balanced        Capital Appreciation
                               -----------------  ---------------------
                                2003     2002      2003      2002
                               -------- --------  --------  --------
Investment Income:
  Dividends                      $ 149    $ 406       $ -      $ 43

Expenses:
  Mortality and expense risk
  charges                           76      169         -       111
                               -------- --------  --------  --------
Net investment income (loss)        73      237         -       (68)
                               -------- --------  --------  --------
Realized gains (losses) on investments:
  Realized net investment gain
  (loss)                          (472)  (1,194)        -    (9,109)

Capital gain distributions
  received                           -        -         -         -
                               -------- --------  --------  --------

Realized gain (loss) on investments and
    capital gain distributions,
    net                           (472)  (1,194)        -    (9,109)

Unrealized appreciation
    (depreciation), net          1,094     (572)        -     7,402
                               -------- --------  --------  --------
Net increase (decrease) in net assets
  from operations                $ 695  $ (1,529)     $ -   $ (1,775)
                               ======== ========  ========  =========

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                 For the Years Ended December 31,
                               -------------------------------------------------------------------------------------------
                                      T. Rowe Price                   T. Rowe Price                  T. Rowe Price
                                      Prime Reserve                  Limited Term Bond               Equity Income
                               -----------------------------   ----------------------------   ----------------------------
                                   2003           2002             2003           2002            2003           2002
                               -------------  --------------   -------------  -------------   -------------- -------------
Investment Income:
  Dividends                           $ 511         $ 1,114         $ 4,872        $ 6,304          $ 1,576       $ 1,131

Expenses:
  Mortality and expense risk
  charges                               772             810           1,327          1,374              931           670
                               -------------  --------------   -------------  -------------   -------------- -------------
Net investment income (loss)           (261)            304           3,545          4,930              645           461
                               -------------  --------------   -------------  -------------   -------------- -------------

Realized gains (losses) on
 investments:
  Realized net investment gain
  (loss)                                  -               -           3,593            445           (1,691)       (4,689)

  Capital gain distributions
  received                                -               -             218              -                -            38
                               -------------  --------------   -------------  -------------   -------------- -------------

  Realized gain (loss) on
  investments and capital gain
  distributions, net                      -               -           3,811            445           (1,691)       (4,651)

Unrealized appreciation
  (depreciation), net                     -               -          (3,027)           453           22,162       (12,572)
                               -------------  --------------   -------------  -------------   -------------- -------------
Net increase (decrease) in net
  assets from operations             $ (261)          $ 304         $ 4,329        $ 5,828         $ 21,116     $ (16,762)
                               =============  ==============   =============  =============   ============== =============


                                 For the Years Ended December 31,
                               ---------------------------------------------------------
                                    T. Rowe Price                  T.Rowe Price
                                Personal Strategy Balanced        Mid-Cap Growth*
                               ----------------------------- ---------------------------
                                  2003           2002           2003           2002
                               -------------  -------------- -------------  -------------
Investment Income:
  Dividends                         $ 6,222         $ 7,404           $ -            $ -

Expenses:
  Mortality and expense risk
  charges                             2,954           3,067            56             13
                               -------------  --------------   -------------  -------------
Net investment income (loss)          3,268           4,337           (56)           (13)
                               -------------  --------------   -------------  -------------
Realized gains (losses) on
  investments:
  Realized net investment gain
  (loss)                             (7,048)         (9,412)           12             (1)

  Capital gain distributions received   194               -             -              -
                               -------------  --------------   -------------  -------------
  Realized gain (loss) on
    investments and capital gain
    distributions, net               (6,854)         (9,412)           12             (1)

Unrealized appreciation
    (depreciation), net              63,606         (20,640)        1,692            133
                               -------------  --------------   -------------  -------------

Net increase (decrease) in net
  assets from operations            $ 60,020       $ (25,715)     $ 1,648          $ 119
                                =============  ==============   =============  =============

*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                 For the Years Ended December 31,
                               --------------------------------------------------------------------------
                                  Vanguard                   Vanguard                     Vanguard
                                  Balanced*                Equity Index*             Small Company Growth*
                               ----------------------   ----------------------   ------------------------
                                  2003        2002         2003        2002          2003         2002
                               ----------  ----------   ----------  ----------   -----------   ----------
Investment Income:
  Dividends                         $ 79         $ -         $ 39         $ -           $ -          $ -

Expenses:
  Mortality and expense risk
  charges                             27           -           29           -            69            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Net investment income (loss)          52           -           10           -           (69)           -
                               ----------  ----------   ----------  ----------   -----------   ----------
Realized gains (losses) on
  investments:
  Realized net investment gain
  (loss)                               2           -            4           -            19            -

  Capital gain distributions
  received                             -           -           80           -             -            -
                               ----------  ----------   ----------  ----------   -----------   ----------
  Realized gain (loss) on
    investments and capital gain
    distributions, net                 2           -           84           -            19            -

Unrealized appreciation
    (depreciation), net              509           -          712           -         2,224            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Net increase (decrease) in net
  assets from operations           $ 563         $ -        $ 806         $ -       $ 2,174          $ -
                               ==========  ==========   ==========  ==========   ===========   ==========



                                 For the Years Ended December 31,
                               -----------------------------------------------
                                   Vanguard                    Vanguard
                                 Mid-Cap Index*               REIT Index*
                               ----------------------   ----------------------
                                 2003        2002         2003        2002
                               ----------  ----------   ----------  ----------
Investment Income:
  Dividends                          $ -         $ -        $ 137         $ -

Expenses:
  Mortality and expense risk
  charges                              4           -           39           3
                               ----------  ----------   ----------  ----------

Net investment income (loss)          (4)          -           98          (3)
                               ----------  ----------   ----------  ----------

Realized gains (losses) on
  investments:
  Realized net investment gain
   (loss)                              -           -            4          (1)

  Capital gain distributions
    received                           -           -          106           -
                               ----------  ----------   ----------  ----------

  Realized gain (loss) on
    investments and capital gain
    distributions, net                 -           -          110          (1)

Unrealized appreciation
    (depreciation), net              135           -          885         (27)
                               ----------  ----------   ----------  ----------

Net increase (decrease) in net
  assets from operations           $ 131         $ -      $ 1,093       $ (31)
                               ==========  ==========   ==========  ==========

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

Sentry Life Insurance Company of New York
Sentrial Variable Account I

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                       STATEMENTS OF CHANGES IN NET ASSETS

                                For the Years ended December 31,
                               -------------------------------------------------------

                                 Janus Aspen         Janus Aspen        Janus Aspen
                                   Growth           Mid Cap Growth    Worldwide Growth
                               -----------------  ------------------  ----------------
                                2003     2002       2003      2002     2003     2002
                               -------- --------  --------  --------  -------  -------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)  $ (192)  $ (331)  $ (3,955) $ (4,638)    $ -    $ (47)

  Realized gains (losses) on
  investments                      (62) (11,557)  (207,300) (243,757)     (1)  (6,715)

  Unrealized appreciation
  (depreciationn)                5,732    1,607    320,704    86,543     191    3,658
                               -------- --------  --------  --------  -------  -------
Net increase  (decrease) in net
  assets from operations         5,478 (10,281)    109,449  (161,852)    190   (3,104)
                               -------- --------  --------  --------  -------  -------
Contract transactions:
  Purchase payments                589      686         -      2,710     293    2,002

  Transfers between subaccounts,
  net                                -   (1,048)        -    (78,457)      -   (2,191)

  Withdrawals                        -  (10,798)  (92,856)   (39,438)      -   (7,857)

  Contract maintenance fees        (19)     (39)     (734)      (911)    (10)     (51)

  Surrender charges                  -       (7)     (132)      (394)      -     (113)
                               -------- --------  --------  --------  -------  -------
Net increase (decrease) in net
  assets derived from contract
  transaction                      570  (11,206)  (93,722)  (116,490)     283   (8,210)
                               -------- --------  --------  --------  -------  -------
Total increase (decrease) in
  net assets                     6,048  (21,487)   15,727   (278,342)     473  (11,314)

Net assets at beginning of
  year                          17,695   39,182   362,044    640,386      617   11,931
                               -------- --------  --------  --------  -------  -------
Net assets at end of year     $ 23,743 $ 17,695 $ 377,771  $ 362,044  $ 1,090  $   617
                               ======== ========  ========  ========  =======  =======

                                  For the Years ended December 31,
                               ---------------------------------------
                                  Janus Aspen        Janus Aspen
                                   Balanced       Capital Appreciation
                               -----------------  ---------------------
                                  2003     2002      2003      2002
                               -------- --------   --------  ----------

Increase (decrease) in net assets
  from operations:
  Net investment income (loss)    $ 73    $ 237       $ -     $ (68)

  Realized gains (losses) on
  investments                     (472)  (1,194)        -    (9,109)

  Unrealized appreciation
  (depreciation), net            1,094     (572)        -     7,402
                               -------- --------  --------  ----------
Net increase  (decrease) in
  net assets from operations       695   (1,529)        -    (1,775)
                               -------- --------  --------  ----------
Contract transactions:
  Purchase payments                  -    1,931         -         -

  Transfers between subaccounts,
  net                                -   20,692         -         -

  Withdrawals                   (5,008) (13,792)        -   (10,878)

  Contract maintenance fees        (62)     (53)        -        (9)

  Surrender charges                 (8)    (123)        -         -
                               -------- --------  --------  --------

Net increase (decrease) in net
 assets derived from contract
 transactions                   (5,078)   8,655         -   (10,887)
                               -------- --------  --------  --------

Total increase (decrease)
 in net assets                  (4,383)   7,126         -   (12,662)

Net assets at beginning of year 10,720    3,594         -    12,662
                               -------- --------  --------  --------
Net assets at end of year      $ 6,337  $ 10,720      $ -       $ -
                               ======== ========  ========  ========

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                       STATEMENTS OF CHANGES IN NET ASSETS

                                 For the Years Ended December 31,
                               -------------------------------------------------------------------------------------------
                                      T. Rowe Price                    T. Rowe Price                 T. Rowe Price
                                      Prime Reserve                  Limited Term Bond               Equity Income
                               -----------------------------   ----------------------------   ----------------------------
                                    2003           2002             2003           2002            2003           2002
                               -------------  --------------   -------------  -------------   -------------- -------------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)      $ (261)          $ 304         $ 3,545        $ 4,930            $ 645         $ 461

  Realized gains (losses) on
  investments                            -               -           3,811            445           (1,691)       (4,651)

  Unrealized appreciation
  (depreciation), net                    -               -          (3,027)           453           22,162       (12,572)
                               -------------  --------------   -------------  -------------   -------------- -------------
Net increase  (decrease) in net
  assets from operations              (261)            304           4,329          5,828           21,116       (16,762)
                               -------------  --------------   -------------  -------------   -------------- -------------
Contract transactions:
  Purchase payments                  6,760           6,865           2,976          2,452            4,824         2,546

  Transfers between subaccounts,
  net                                    -               -         (40,217)        43,560           35,285        43,269

  Withdrawals                      (18,760)              -         (12,709)        (5,400)          (6,877)       (3,416)

  Contract maintenance fees           (115)           (130)           (220)          (206)            (103)          (80)

  Surrender charges                    (18)              -             (10)           (22)             (11)           (9)
                               -------------  --------------   -------------  -------------   -------------- -------------
Net increase (decrease) in net
  assets derived from contract
  transactions                     (12,133)          6,735         (50,180)        40,384           33,118        42,310
                               -------------  --------------   -------------  -------------   -------------- -------------
Total increase (decrease) in
  net assets                       (12,394)          7,039         (45,851)        46,212           54,234        25,548

Net assets at beginning of year     79,827          72,788         157,682        111,470           61,784        36,236
                               -------------  --------------   -------------  -------------   -------------- -------------
Net assets at end of year         $ 67,433        $ 79,827       $ 111,831      $ 157,682        $ 116,018      $ 61,784
                               =============  ==============   =============  =============   ============== =============

                                For the Years Ended December 31,
                               ---------------------------------------------------------------
                                      T. Rowe Price                      T. Rowe Price
                                 Personal Strategy Balanced             Mid-Cap Growth*
                               -----------------------------      ----------------------------
                                 2003            2002                2003           2002
                               -------------  --------------      -------------  -------------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)     $ 3,268         $ 4,337           $ (56)         $ (13)

  Realized gains (losses) on
  investments                       (6,854)         (9,412)             12             (1)

  Unrealized appreciation
  (depreciation), net               63,606         (20,640)          1,692            133
                               -------------  --------------   -------------  -------------
Net increase  (decrease) in net
  assets from operations            60,020         (25,715)          1,648            119
                               -------------  --------------   -------------  -------------
Contract transactions:
  Purchase payments                 15,973          15,448           3,936          2,869

  Transfers between
  subaccounts, net                       -         (26,600)              -              -

  Withdrawals                      (28,438)        (43,291)              -              -

  Contract maintenance fees           (496)           (512)             (1)             -

  Surrender charges                    (32)           (512)              -              -
                               -------------  --------------   -------------  -------------

Net increase (decrease) in net
 assets derived from contract
 transactions                      (12,993)        (55,467)          3,935          2,869
                               -------------  --------------   -------------  -------------
Total increase (decrease) in
 net assets                         47,027         (81,182)          5,583          2,988

Net assets at beginning of year    268,227         349,409           2,988              -
                               -------------  --------------   -------------  -------------
Net assets at end of year        $ 315,254       $ 268,227         $ 8,571        $ 2,988
                               =============  ==============   =============  =============

*Commenced offering on May 1, 2002

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            Sentry Variable Account I
                       STATEMENTS OF CHANGES IN NET ASSETS

                                 For the Years Ended December 31,
                               --------------------------------------------------------------------------
                                  Vanguard                  Vanguard                   Vanguard
                                  Balanced*                Equity Index*         Small Company Growth*
                               ----------------------   ----------------------   ------------------------
                                  2003        2002         2003        2002          2003         2002
                               ----------  ----------   ----------  ----------   -----------   ----------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)    $ 52         $ -         $ 10         $ -         $ (69)         $ -

  Realized gains (losses) on
  investmen     ts                   2           -           84           -            19            -

  Unrealized appreciation
  (depreciation), net              509           -          712           -         2,224            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Net increase  (decrease) in net
  assets from operations           563           -          806           -         2,174            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Contract transactions:
  Purchase payments              2,394           -        2,394           -         8,394            -

  Transfers between subaccounts,
  net                                -           -            -           -         2,466            -

  Withdrawals                        -           -            -           -             -            -

  Contract maintenance fees          -           -            -           -             -            -

  Surrender charges                  -           -            -           -             -            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Net increase (decrease) in net
  assets derived from contract
  transactions                   2,394           -        2,394           -        10,860            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Total increase (decrease) in
  net assets                     2,957           -        3,200           -        13,034            -

Net assets at beginning of year      -           -            -           -             -            -
                               ----------  ----------   ----------  ----------   -----------   ----------
Net assets at end of year      $ 2,957         $ -      $ 3,200         $ -       $13,034          $ -
                               ==========  ==========   ==========  ==========   ===========   ==========


                                 For the Years Ended December 31,
                               -----------------------------------------------
                                  Vanguard                   Vanguard
                                Mid-Cap Index*             REIT Index*
                               ----------------------   ----------------------
                                2003        2002         2003        2002
                               ----------  ----------   ----------  ----------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)    $ (4)        $ -         $ 98        $ (3)

  Realized gains (losses) on
  investments                        -           -          110          (1)

  Unrealized appreciation
  (depreciation), net              135           -          885         (27)
                               ----------  ----------   ----------  ----------
Net increase  (decrease) in net
  assets from operations           131           -        1,093         (31)
                               ----------  ----------   ----------  ----------
Contract transactions:
  Purchase payments                  -           -        2,394           -

  Transfers between subaccounts,
  net                            2,466           -            -         775

  Withdrawals                        -           -            -           -

  Contract maintenance fees          -           -          (10)        (18)

  Surrender charges                  -           -            -           -
                               ----------  ----------   ----------  ----------
Net increase (decrease) in net
  assets derived from contract
  transactions                   2,466           -        2,384         757
                               ----------  ----------   ----------  ----------
Total increase (decrease) in
  net assets                     2,597           -        3,477         726

Net assets at beginning of year      -           -          726           -
                               ----------  ----------   ----------  ----------
Net assets at end of year      $ 2,597         $ -      $ 4,203       $ 726
                               ==========  ==========   ==========  ==========

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2003 and 2002

1.    Organization

      The Sentry Variable Account I (the Variable Acount) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

      On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. Initial purchases were made in two of the additional portfolios during 2002. Initial purchases were made in 2003 in four of the additional portfolios, as follows:

                Vanguard Variable Insurance Fund
                --------------------------------
                  Balanced Portfolio
                  Equity Index Portfolio
                  Small Company Growth Portfolio
                  Mid-Cap Index Portfolio

      During 2003, Janus Aspen Aggressive Growth Portfolio was re-named to Janus Aspen Mid Cap Growth Portfolio.

      The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.    Significant Accounting Policies

      Valuation of Investments

      Investments in shares of the Funds are valued at each Fund's offering and redemption price.

      Securities Transactions and Investment Income

      Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

      Federal Income Taxes

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2003 and 2002

3.    Purchases and Sales of Securities

      In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                        Proceeds
                                                    Purchases        on Sales
                                                    -----------    -------------
Janus Aspen Growth Portfolio                             $ 608            $ 231
Janus Aspen Mid Cap Growth Portfolio                     5,703          103,376
Janus Aspen Capital Appreciation Portfolio                   -                -
Janus Aspen Worldwide Growth Portfolio                     303               19
Janus Aspen Balanced Portfolio                             150            5,155
T. Rowe Price Prime Reserve Portfolio                    7,271           19,664
T. Rowe Price Limited Term Bond Portfolio                8,067           54,484
T. Rowe Price Equity Income Portfolio                   41,686            7,924
T. Rowe Price Personal Strategy Balanced Portfolio      33,322           42,854
T. Rowe Price Mid-Cap Growth Portfolio                   3,936               57
Vanguard Balanced Portfolio                              2,473               27
Vanguard Equity Index Portfolio                          2,512               29
Vanguard Small Company Growth Portfolio                 10,860               69
Vanguard Mid-Cap Index Portfolio                         2,466                4
Vanguard REIT Index Portfolio                            2,637               48
                                                    -----------   --------------
    Total                                            $ 121,994        $ 233,941
                                                    ===========   ==============

      In 2002, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                        Proceeds
                                                      Purchases     on Sales
                                                      -----------  -------------
Janus Aspen Growth Portfolio                            $ 686          $ 12,605
Janus Aspen Aggressive Growth Portfolio                 3,500           125,601
Janus Aspen Capital Appreciation Portfolio                 43            11,176
Janus Aspen Worldwide Growth Portfolio                  2,052            10,432
Janus Aspen Balanced Portfolio                         23,028            14,152
T. Rowe Price Prime Reserve Portfolio                   7,978             1,468
T. Rowe Price Limited Term Bond Portfolio              53,934             8,677
T. Rowe Price Equity Income Portfolio                  86,283            43,648
T. Rowe Price Personal Strategy Balanced Portfolio     37,995            88,160
T. Rowe Price Mid-Cap Growth Portfolio                  2,869                13
Vanguard REIT Index Portfolio                             775                21
                                                  ------------     ------------
                                                  ------------     ------------
    Total                                           $ 219,143         $ 315,953
                                                  ============     ============
                                                  ============     ============

4.    Expenses and Related Party Transactions

      A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The Company has elected to pass through to the Variable Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

      The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

December 31, 2003 and 2002

      There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

      Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5.    Changes in Units Outstanding

      The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                               Units      Units     Net Increase
                                               Issued    Redeemed    (Decrease)
                                              --------- ---------- ------------
Janus Aspen Growth Portfolio                       122        4          118
Janus Aspen Mid Cap Growth Portfolio               177    3,361       (3,184)
Janus Aspen Worldwide Growth Portfolio              62        2           60
Janes Aspen Balanced Portfolio                       -      606         (606)
T. Rowe Price Prime Reserve Portfolio              337      942         (605)
T. Row Price Limited Term Bond Portfolio            96    1,717       (1,621)
T. Rowe Price Equity Income Portfolio            3,948      726        3,222
T. Rowe Price Personal Strategy Balanced Portfolio 967    1,450         (483)
T. Rowe Price Mid-Cap Growth Portfolio             412        -          412
Vanguard Balanced Portfolio                        273        -          273
Vanguard Equity Index Portfolio                    310        -          310
Vanguard Small Company Growth Portfolio          1,223        -        1,223
Vanguard Mid-Cap Index Portfolio                   247        -          247
Vanguard REIT Index Portfolio                      258        -          258

      The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                 Units     Units    Net Increase
                                                 Issued   Redeemed   (Decrease)
                                                --------- --------- ------------
Janus Aspen Growth Portfolio                         133    2,593      (2,460)
Janus Aspen Aggressive Growth Portfolio              122    3,909      (3,787)
Janus Aspen Capital Appreciation Portfolio             -    2,072      (2,072)
Janus Aspen Worldwide Growth Portfolio               366    2,170      (1,804)
Janes Aspen Balanced Portfolio                     2,524    1,646         878
T. Rowe Price Prime Reserve Portfolio                342        6         336
T. Row Price Limited Term Bond Portfolio           1,607      246       1,361
T. Rowe Price Equity Income Portfolio              7,322    4,201       3,121
T. Rowe Price Personal Strategy Balanced Portfolio 1,114    2,997      (1,883)
T. Rowe Price Mid-Cap Growth Portfolio               376        -         376
Vanguard REIT Index Portfolio                         79        2          77

December 31, 2003 and 2002

6.    Financial Highlights

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                       Expenses      Income
                                                                                      as a % of     as a % of
                                                               Net Assets               Average      Average
                                                               ---------------------
                                                                  Unit                    Net           Net        Total
                                                      Units       Value     (000's)     Assets*        Assets      Return
                                                      -----       -----     -------     -------        ------      ------
Janus Aspen Growth Portfolio                           4,151       $5.72      $ 24        1.20 %       0.10 %       30.19 %
Janus Aspen Mid Cap Growth Portfolio                  11,313       33.39       378        1.20            -         33.53
Janus Aspen Worldwide Growth Portfolio                   196        5.56         1        1.20         1.11         22.52
Janus Aspen Balanced Portfolio                           667        9.51         6        1.20         2.12         12.69
T. Rowe Price Prime Reserve Portfolio                  3,373       19.99        67        1.20         0.71         (0.54)
T. Rowe Price Limited Term Bond Portfolio              3,564       31.38       112        1.20         3.85          3.01
T. Rowe Price Equity Income Portfolio                  9,516       12.19       116        1.20         1.77         24.02
T. Rowe Price Personal Strategy Balanced Portfolio     9,504       33.17       315        1.20         2.20         23.33
T. Rowe Price Mid-Cap Growth Portfolio                   788       10.88         9        1.20            -         36.78
Vanguard Balanced Portfolio                              273       10.84         3        1.20         3.52         18.82
Vanguard Equity Index Portfolio                          310       10.32         3        1.20         1.64         26.74
Vanguard Small Company Growth Portfolio                1,223       10.65        13        1.20            -         39.20
Vanguard Mid-Cap Index Portfolio                         247       10.52         3        1.20            -         32.27
Vanguard REIT Index Portfolio                            335       12.55         4        1.20         4.27         33.68


    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                       Expenses      Income
                                                                                      as a % of     as a % of
                                                               Net Assets               Average      Average
                                                               ----------------------
                                                                  Unit                   Net           Net         Total
                                                      Units       Value     (000's)     Assets*       Assets       Return
                                                      -----       -----     -------     -------       ------       ------
Janus Aspen Growth Portfolio                           4,033       $4.39      $ 18        1.20 %          - %      (27.29)%
Janus Aspen Aggressive Growth Portfolio               14,497       24.97       362        1.20            -        (28.69)
Janus Aspen Capital Appreciation Portfolio                 -           -         -        1.20         0.41        (16.56)
Janus Aspen Worldwide Growth Portfolio                   136        4.53         1        1.20         0.54        (26.29)
Janus Aspen Balanced Portfolio                         1,273        8.42        11        1.20         2.45         (7.42)
T. Rowe Price Prime Reserve Portfolio                  3,978       20.07        80        1.20         1.45          0.41
T. Rowe Price Limited Term Bond Portfolio              5,185       30.41       158        1.20         4.80          4.31
T. Rowe Price Equity Income Portfolio                  6,294        9.82        62        1.20         1.71        (14.03)
T. Rowe Price Personal Strategy Balanced Portfolio     9,987       26.86       268        1.20         2.55         (8.77)
T. Rowe Price Mid-Cap Growth Portfolio                   376        7.95         3        1.20            - ***    (20.54)**
Vanguard REIT Index Portfolio                             77        9.37         1        1.20            - ***     (6.26)**

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts. ** For the period May 1, 2002 through December 31, 2002.
  *** Annualized.

December 31, 2003 and 2002

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                                       Expenses      Income
                                                                                       as a % of    as a % of
                                                               Net Assets               Average      Average
                                                               ----------------------
                                                                  Unit                    Net          Net          Total
                                                      Units       Value     (000's)      Assets*       Assets       Return
                                                      -----       -----     -------      -------       ------       ------
Janus Aspen Growth Portfolio                           6,493       $6.03      $ 39        1.20 %       0.08 %      (25.73)%
Janus Aspen Aggressive Growth Portfolio               18,284       35.02       640        1.20            -        (40.22)
Janus Aspen Capital Appreciation Portfolio             2,072        6.11        13        1.20         1.27        (22.72)
Janus Aspen Worldwide Growth Portfolio                 1,940        6.15        12        1.20         0.54        (23.46)
Janus Aspen Balanced Portfolio                           395        9.10         4        1.20         2.01         (5.94)
T. Rowe Price Prime Reserve Portfolio                  3,642       19.99        73        1.20         4.00          2.68
T. Rowe Price Limited Term Bond Portfolio              3,824       29.15       111        1.20         5.57          7.07
T. Rowe Price Equity Income Portfolio                  3,173       11.42        36        1.20         1.39          0.08
T. Rowe Price Personal Strategy Balanced Portfolio    11,870       29.44       349        1.20         2.90         (3.73)

    * Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

7.    Concentrations of Ownership

      At December 31, 2003 significant concentrations of ownership were as follows:

                                                    Number of        Percentage
                                                 Contract Owners       Owned
                                                 ---------------     ----------
Janus Aspen Growth Portfolio                           1               93.5
Janus Aspen Mid Cap Growth Portfolio                   2               62.8
Janus Aspen Worldwide Growth Portfolio                 2               100.0
Janus Aspen Balanced Portfolio                         3               99.6
T. Rowe Price Prime Reserve Portfolio                  3               97.3
T. Rowe Price Limited Term Bond Portfolio              3               74.6
T. Rowe Price Equity Income Portfolio                  3               91.8
T. Rowe Price Personal Strategy Balanced Portfolio     3               42.8
T. Rowe Price Mid-Cap Growth Portfolio                 1               100.0
Vanguard Balanced Portfolio                            1               100.0
Vanguard Equity Index Portfolio                        1               100.0
Vanguard Small Company Growth Portfolio                3               100.0
Vanguard Mid-Cap Index Portfolio                       1               100.0
Vanguard REIT Index Portfolio                          2               100.0

      At December 31, 2002 significan concentrations of ownership were as follows:

                                                    Number of        Percentage
                                                 Contract Owners       Owned
                                                 ---------------     ----------
Janus Aspen Growth Portfolio                           1               96.3
Janus Aspen Aggressive Growth Portfolio                2               50.0
Janus Aspen Worldwide Growth Portfolio                 2               100.0
Janus Aspen Balanced Portfolio                         4               93.8
T. Rowe Price Prime Reserve Portfolio                  4               97.7
T. Rowe Price Limited Term Bond Portfolio              4               72.4
T. Rowe Price Equity Income Portfolio                  2               77.0
T. Rowe Price Personal Strategy Balanced Portfolio     2               30.5
T. Rowe Price Mid-Cap Growth Portfolio                 1               100.0
Vanguard REIT Index Portfolio                          1               100.0

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003, by correspondence with the investment advisors, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 13, 2004